Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock Large Cap Value ETF
(the “Fund”)
Supplement dated May 23, 2024 to the Summary Prospectus, the
Prospectus and the Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2023
Effective immediately, BlackRock Fund Advisors (as defined below) has agreed to implement a contractual total operating expense cap for the Fund. Accordingly, effective immediately, the Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:
The sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses” and “Example” are deleted in its entirety and replaced with the following:
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1,3]	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1,2]	Total Annual Fund Operating Expenses	Fee Waiver[1,3]	Total Annual Fund Operating Expenses After Fee Waiver[1,3]

0.55%	None	None	0.00%	0.55%	(0.09)%	0.46%
[1]
As described in the “Management” section of the Fund’s prospectus beginning on page 16, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through June 30, 2025. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	The amount rounded to 0.00%.
[3]
BFA has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.46% as a percentage of the Fund’s average daily net assets through June 30, 2026. The contractual waiver may be terminated prior to June 30, 2026 only upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$47	$158

BlackRock Large Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock Large Cap Value ETF
(the “Fund”)
Supplement dated May 23, 2024 to the Summary Prospectus, the
Prospectus and the Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2023
Effective immediately, BlackRock Fund Advisors (as defined below) has agreed to implement a contractual total operating expense cap for the Fund. Accordingly, effective immediately, the Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:
The sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses” and “Example” are deleted in its entirety and replaced with the following:
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1,3]	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1,2]	Total Annual Fund Operating Expenses	Fee Waiver[1,3]	Total Annual Fund Operating Expenses After Fee Waiver[1,3]

0.55%	None	None	0.00%	0.55%	(0.09)%	0.46%
[1]
As described in the “Management” section of the Fund’s prospectus beginning on page 16, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through June 30, 2025. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	The amount rounded to 0.00%.
[3]
BFA has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.46% as a percentage of the Fund’s average daily net assets through June 30, 2026. The contractual waiver may be terminated prior to June 30, 2026 only upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$47	$158

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

BlackRock Large Cap Value ETF | BlackRock Large Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.46%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	$ 158

[1]	As described in the “Management” section of the Fund’s prospectus beginning on page 16, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through June 30, 2025. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	BFA has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.46% as a percentage of the Fund’s average daily net assets through June 30, 2026. The contractual waiver may be terminated prior to June 30, 2026 only upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	The amount rounded to 0.00%.